Income Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Computed "expected" tax expense (benefit)	$ (3,863,260)	$ (3,308,354)
Change in income taxes from:
State taxes net of federal benefit	(432,091)	(79,549)
Permanent differences	229,208	1,301,524
Prior period adjustment	(140,059)	0
Change in valuation allowance	4,206,202	2,086,379
Income Tax Expense (Benefit)	$ 0	$ 0